CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Net Parent Investment [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Successor [Member]	Total [Member] Predecessor [Member]	Total [Member] Successor [Member]	Class A Common Stock [Member] Successor [Member]	Class C Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Beginning balance, value at Dec. 31, 2021	$ 20,155	$ 56		$ 20,211
Net loss	(29,175)			(29,175)
Stock-based compensation allocated from parent	1,640			1,640
Net investment from parent	26,023			26,023
Cumulative translation adjustment		1,099		1,099
Ending balance, value at Dec. 31, 2022	22,236	1,155		23,391
Net loss	(4,380)			(4,380)
Stock-based compensation allocated from parent	158			158
Net investment from parent	8,680			8,680
Cumulative translation adjustment		(28)		(28)
Ending balance, value at Mar. 14, 2023	26,694	1,127		27,821	$ (6,955)	$ 1		$ 1,607	$ (8,563)
Ending balance, shares at Mar. 14, 2023						7,034,999
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Net loss					2,758				2,758
Stock-based compensation					(2)			(2)
Ending balance, value at Mar. 31, 2023					65,733	$ 1	$ 1	71,536	(5,805)
Ending balance, shares at Mar. 31, 2023						8,582,699	5,487,300
Beginning balance, value at Mar. 14, 2023	$ 26,694	$ 1,127		$ 27,821	(6,955)	$ 1		1,607	(8,563)
Beginning balance, shares at Mar. 14, 2023						7,034,999
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Net loss					(49,238)				(49,238)
Stock-based compensation					925			925
Cumulative translation adjustment			(85)		(85)
Ending balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Ending balance, shares at Dec. 31, 2023						15,254,389
Net loss					(5,170)				(5,170)
Stock-based compensation					599			599
Cumulative translation adjustment			54		54
Ending balance, value at Mar. 31, 2024			$ (31)		$ 20,881	$ 2		$ 83,881	$ (62,971)
Ending balance, shares at Mar. 31, 2024						15,254,389